Financial risk management - Treasury credit risk (Details) £ in Millions	Mar. 31, 2020 GBP (£)
Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 2,049
Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	500
Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	1,118
Double ‘A’ G7 sovereign entities (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	1,863
Bottom of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	745
Bottom of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	261
Top of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	931
Top of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	373
Long-term limit | Triple ‘A’ G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	1,024
Long-term limit | Triple ‘A’ vehicles (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	0
Long-term limit | Triple ‘A’ range institutions and non-G7 sovereign entities (AAA)
Disclosure of credit risk exposure [line items]
Maximum limit	559
Long-term limit | Double ‘A’ G7 sovereign entities (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	931
Long-term limit | Bottom of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	372
Long-term limit | Bottom of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	130
Long-term limit | Top of range | Double ‘A’ range institutions (AA)
Disclosure of credit risk exposure [line items]
Maximum limit	465
Long-term limit | Top of range | Single ‘A’ range institutions (A)
Disclosure of credit risk exposure [line items]
Maximum limit	£ 186